17. Pension plan (Details Narrative) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY
Aggregate contributions to pension plans and retirement benefit schemes	$ 378	$ 353	$ 364	1,324	1,963